UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Equity Partners Fund

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 12.3%
Auto Components 1.1%
WABCO Holdings, Inc. (a)	71,824	3,000,807
Hotels Restaurants & Leisure 1.0%
Wyndham Worldwide Corp. (a)	126,010	2,793,642
Leisure Equipment & Products 0.6%
Pool Corp. (a)	80,000	1,524,000
Media 3.8%
Comcast Corp. "A"*	489,555	9,565,904
R.H. Donnelley Corp.* (a)	132,731	941,063

		10,506,967

Specialty Retail 5.8%
American Eagle Outfitters, Inc. (a)	113,532	2,426,179
Lowe's Companies, Inc.	135,450	3,246,736
TJX Companies, Inc.	318,420	10,189,440

		15,862,355
Consumer Staples 5.0%
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	135,000	8,359,200
Tobacco 2.0%
Altria Group, Inc.	73,080	5,345,071
Energy 8.0%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC* (a)	258,223	14,075,736
Magellan Midstream Holdings LP (a)	307,170	7,900,412

		21,976,148
Financials 25.0%
Commercial Banks 2.6%
Wells Fargo & Co.	244,080	7,134,459
Consumer Finance 7.2%
AmeriCredit Corp.* (a)	417,420	6,002,500
Capital One Financial Corp. (a)	163,710	7,535,571
First Marblehead Corp.	525,330	6,319,720

		19,857,791
Diversified Financial Services 3.3%
Citigroup, Inc.	245,137	5,812,198
Moody's Corp. (a)	84,420	3,206,272

		9,018,470
Insurance 10.2%
Berkshire Hathaway, Inc. "B"*	3,780	17,669,610
First American Corp.	40,000	1,393,200
Prudential Financial, Inc.	120,600	8,800,182

		27,862,992
Thrifts & Mortgage Finance 1.7%
Freddie Mac	188,730	4,752,221
Health Care 13.7%
Health Care Equipment & Supplies 1.0%
Covidien Ltd.	66,322	2,837,918
Health Care Providers & Services 12.7%
Coventry Health Care, Inc.*	225,090	11,675,418
Laboratory Corp. of America Holdings* (a)	10,000	773,100
Omnicare, Inc. (a)	208,980	4,384,401
WellPoint, Inc.*	254,790	17,855,683

		34,688,602
Industrials 12.3%
Aerospace & Defense 2.7%
United Technologies Corp.	107,100	7,551,621
Machinery 1.1%
Danaher Corp.	39,400	2,921,510
Road & Rail 8.5%
Burlington Northern Santa Fe Corp.	45,000	3,950,100

Canadian National Railway Co.	369,360	19,494,821

		23,444,921
Information Technology 10.1%
Computers & Peripherals 6.3%
Hewlett-Packard Co.	166,500	7,953,705
International Business Machines Corp.	82,620	9,407,113

		17,360,818
IT Services 3.8%
MasterCard, Inc. "A" (a)	45,810	8,703,900
Redecard SA (GDR) 144A	51,750	1,591,272

		10,295,172
Telecommunication Services 12.7%
Wireless Telecommunication Services
America Movil SAB de CV "L" (ADR)	94,500	5,713,470
American Tower Corp. "A"*	202,950	7,801,398
Millicom International Cellular SA* (a)	48,690	5,380,245
NII Holdings, Inc.*	217,300	8,633,329
SBA Communications Corp. "A"* (a)	193,500	6,008,175
Virgin Mobile USA, Inc. "A"* (a)	242,600	1,229,982

		34,766,599

Total Common Stocks (Cost $190,050,294)		271,861,284
Securities Lending Collateral 16.2%
Daily Assets Fund Institutional, 3.69% (b) (c) (Cost $44,501,678)	44,501,678	44,501,678
Cash Equivalents 1.1%
Cash Management QP Trust, 3.89% (b) (Cost $3,014,386)	3,014,386	3,014,386
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $237,566,358) †	116.4	319,377,348
Other Assets and Liabilities, Net	(16.4)	(45,031,456)

Net Assets	100.0	274,345,892

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $237,566,358. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $81,810,990. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $108,883,068 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,072,078.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2008 amounted to $41,826,109 which is 15.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008